Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable Net
Accounts receivable, net, consisted of the following:

	December 31,
	2021	2022
	US$	US$
Accounts receivable	18,187	27,379
Allowance for doubtful accounts	(151)	(237)

Accounts Receivable, net	18,036	27,142

Schedule of Movement of the Allowance for Doubtful Accounts
The movement of the allowance for doubtful accounts is as follows:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Balance as of the beginning of the year	(53)	(64)	(151)
Additions charged to bad debt expense	(11)	(87)	(86)

Balance as of the end of the year	(64)	(151)	(237)